As filed with the SEC on December 4, 2025
Registration Nos. 033-52154
811-07168

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 74	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 75	[x]
(Check appropriate box or boxes.) ___________________________________
HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd.
Suite 200
Novato, California	94945
(Address of Principal Executive Offices)	(ZIP Code)

(800) 966-4354 (Registrant’s Telephone Number, including Area Code)

Teresa M. Nilsen	Copy to:
Hennessy Advisors, Inc.	Peter D. Fetzer
7250 Redwood Blvd.	Foley & Lardner LLP
Suite 200	777 East Wisconsin Avenue
Novato, California 94945	Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.
It is proposed that this filing become effective (check appropriate box):
☐immediately upon filing pursuant to paragraph (b)
☒on December 19, 2025 pursuant to paragraph (b)
☐60 days after filing pursuant to paragraph (a)(1)
☐on (dated) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)
☐on (dated) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☒                    The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing, Post-Effective Amendment No. 74, is to delay the effectiveness of Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of Hennessy Funds Trust (the “Registrant”), with this Amendment and the other Amendments subsequent to Post-Effective Amendment No. 67, which was filed under Rule 485(a) on May 19, 2025 (the “485A Filing”), delaying the effectiveness of the 485A Filing until December 19, 2025 (the “Delaying Amendments”). The 485A Filing and the Delaying Amendments relate solely to the Hennessy Tactical Growth and Income ETF and the Hennessy Tactical Growth ETF, each a new series of the Registrant.  Parts A, B, and C of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, filed on May 19, 2025, are incorporated herein by reference.

The current prospectuses and statements of additional information for the other series of the Registrant are not changed by the filing of this Post-Effective Amendment No. 74 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 4th day of December, 2025.
HENNESSY FUNDS TRUST
(Registrant)

By:                                                 /s/ Teresa M. Nilsen
                 Teresa M. Nilsen
                 Executive Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/ Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	December 4, 2025
Robert T. Doyle*	Trustee	*
J. Dennis DeSousa*	Trustee	*
Doug Franklin*	Trustee	*
Claire Garvie*	Trustee	*
Gerald P. Richardson*	Trustee	*
/s/Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	December 4, 2025

*By:     /s/Teresa M. Nilsen
Teresa M. Nilsen
Attorney-in-fact
Dated as of December 4, 2025

Signature Page